Debt (Percentage Of Outstanding Principal Balance Of Non-Recourse Notes) (Details)	0 Months Ended	12 Months Ended	0 Months Ended
	May 06, 2014	Dec. 31, 2014	Dec. 19, 2013	Jun. 30, 2014
7.00% Senior Notes due 2019 | From July 15, 2015 to and including July 14, 2016
Debt Instrument [Line Items]
Redemption Percentage	103.50%
7.00% Senior Notes due 2019 | From July 15, 2016 to and including July 14, 2017
Debt Instrument [Line Items]
Redemption Percentage	101.75%
7.00% Senior Notes due 2019 | From July 15, 2017 and thereafter
Debt Instrument [Line Items]
Redemption Percentage	100.00%
7.00% Senior Notes due 2020 | From December 15, 2015 to and including December 14, 2016
Debt Instrument [Line Items]
Redemption Percentage	103.50%
7.00% Senior Notes due 2020 | From December 15, 2016 to and including December 14, 2017
Debt Instrument [Line Items]
Redemption Percentage	102.333%
7.00% Senior Notes due 2020 | From December 15, 2017 to and including December 14, 2018
Debt Instrument [Line Items]
Redemption Percentage	101.167%
7.00% Senior Notes due 2020 | From December 15, 2018 and thereafter
Debt Instrument [Line Items]
Redemption Percentage	100.00%
7.25% Senior Notes due 2022 | From July 15, 2016 to and including July 14, 2017
Debt Instrument [Line Items]
Redemption Percentage	103.625%
7.25% Senior Notes due 2022 | From July 15, 2017 to and including July 14, 2018
Debt Instrument [Line Items]
Redemption Percentage	102.417%
7.25% Senior Notes due 2022 | From July 15, 2018 to and including July 14, 2019
Debt Instrument [Line Items]
Redemption Percentage	101.208%
7.25% Senior Notes due 2022 | From July 15, 2019 and thereafter
Debt Instrument [Line Items]
Redemption Percentage	100.00%
5.75% Senior Notes due 2022
Debt Instrument [Line Items]
Redemption Percentage		35.00%
5.75% Senior Notes due 2022 | From January 15, 2017 to and including January 14, 2018
Debt Instrument [Line Items]
Redemption Percentage			104.313%
5.75% Senior Notes due 2022 | From January 15, 2018 to and including January 14, 2019
Debt Instrument [Line Items]
Redemption Percentage			102.875%
5.75% Senior Notes due 2022 | From January 15, 2019 to and including January 14, 2020
Debt Instrument [Line Items]
Redemption Percentage			101.438%
5.75% Senior Notes due 2022 | From January 15, 2020 and thereafter
Debt Instrument [Line Items]
Redemption Percentage			100.00%
5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Redemption Percentage		35.00%
5.375% Senior Notes due 2023 | From July 15, 2017 to and including July 14, 2018
Debt Instrument [Line Items]
Redemption Percentage				104.031%
5.375% Senior Notes due 2023 | From July 15, 2018 to and including July 14, 2019
Debt Instrument [Line Items]
Redemption Percentage				102.688%
5.375% Senior Notes due 2023 | From July 15, 2019 to and including July 14, 2020
Debt Instrument [Line Items]
Redemption Percentage				101.344%
5.375% Senior Notes due 2023 | From July 15, 2020 and thereafter
Debt Instrument [Line Items]
Redemption Percentage				100.00%